Other Reserves (Details) - Schedule of movements in options and warrants - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of movements in options and warrants [Abstract]
Balance	42,807,118	79,463,744	72,569,180
Balance (in Dollars)	$ 938,790	$ 4,281,790	$ 3,139,625
Re-valuation of options issued in prior period (2019-11-06)
Re-valuation of options issued in prior period (2019-11-06) (in Dollars)		$ (607,000)
Issue of representative warrants (2019-07-16)		542,600
Issue of representative warrants (2019-07-16) (in Dollars)		$ 55,454
Lapse of unexercised options at $0.50 (2019-11-27)		(7,625,532)
Lapse of unexercised options at $0.50 (2019-11-27) (in Dollars)		$ (2,086,920)
Lapse of unexercised options at $0.55 (2019-11-30)		(25,289,894)
Lapse of unexercised options at $0.55 (2019-11-30) (in Dollars)
Lapse of unexercised options at $0.50 (2020-06-30)		(2,000,000)
Lapse of unexercised options at $0.50 (2020-06-30) (in Dollars)		$ (164,400)
Exercise of NASDAQ Warrants at US$10 per 40 options (2020-06-23)		(218,800)
Exercise of NASDAQ Warrants at US$10 per 40 options (2020-06-23) (in Dollars)		$ (72)
Exercise of representative warrants (2020-06-15, 2020-06-22)		(2,065,000)
Exercise of representative warrants (2020-06-15, 2020-06-22) (in Dollars)		$ (540,062)
Exercise of representative warrants (2020-07-2)	(9,640)
Exercise of representative warrants (2020-07-2) (in Dollars)
Exercise of ESOP unlisted options at $0.50 (2020-07-24)	(100,000)
Exercise of ESOP unlisted options at $0.50 (2020-07-24) (in Dollars)	$ (15,700)
Exercise of NASDAQ Warrants at US$10 per 40 options (2020-07-27, 2020-07-29)	(3,048,000)
Exercise of NASDAQ Warrants at US$10 per 40 options (2020-07-27, 2020-07-29) (in Dollars)	$ (1,012)
Lapse of unexercised options (2020-09-25)	(5,000,000)
Lapse of unexercised options (2020-09-25) (in Dollars)	$ (368,000)
Issue of representative warrants at US$23.44 per 40 options (2020-07-24)	2,560,000
Issue of representative warrants at US$23.44 per 40 options (2020-07-24) (in Dollars)	$ 1,032,960
Issue of ESOP unlisted options at $0.12 (2020-10-29)	9,000,000
Issue of ESOP unlisted options at $0.12 (2020-10-29) (in Dollars)	$ 1,970,100
Cashless exercise of ESOP unlisted options at $0.12 (2021-02-09)	(900,000)
Cashless exercise of ESOP unlisted options at $0.12 (2021-02-09) (in Dollars)	$ (197,010)
Reclassify share-based payments expenses from reserves to share capital
Reclassify share-based payments expenses from reserves to share capital (in Dollars)	$ (73,088)
Issue of ESOP unlisted options at $0.50 (2018-07-13)			1,300,000
Issue of ESOP unlisted options at $0.50 (2018-07-13) (in Dollars)			$ 204,100
Issue of ESOP unlisted options at $0.50 (2018-11-26)			2,000,000
Issue of ESOP unlisted options at $0.50 (2018-11-26) (in Dollars)			$ 164,400
Lapse of ESOP unlisted options at $0.50 (2018-10-01)			(1,050,000)
Lapse of ESOP unlisted options at $0.50 (2018-10-01) (in Dollars)			$ (98,385)
Issue of ESOP unlisted options at $0.50 (2019-02-11)			5,000,000
Issue of ESOP unlisted options at $0.50 (2019-02-11) (in Dollars)			$ 975,000
Lapse of unlisted options at $0.57 (2019-02-24)			(1,000,000)
Lapse of unlisted options at $0.57 (2019-02-24) (in Dollars)			$ (185,601)
Lapse of unlisted options at $1.892 (2019-02-28)			(15,380)
Lapse of unlisted options at $1.892 (2019-02-28) (in Dollars)			$ (1,173)
Lapse of unlisted options at $0.30 (2019-05-28)			(140,056)
Lapse of unlisted options at $0.30 (2019-05-28) (in Dollars)			$ (13,390)
Reclassify exercised options from reserves to share capital
Reclassify exercised options from reserves to share capital (in Dollars)			$ (100)
Reclassify lapsed options from reserves to accumulated losses
Reclassify lapsed options from reserves to accumulated losses (in Dollars)			$ (13,086)
Issue of representative warrants (2019-05-23)			800,000
Issue of representative warrants (2019-05-23) (in Dollars)			$ 110,400
Balance	45,309,478	42,807,118	79,463,744
Balance (in Dollars)	$ 3,360,128	$ 938,790	$ 4,281,790